FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Risks and Uncertainties [Abstract]
Total notional amount of forward exchange contract with respect to cash flow hedge of anticipated transactions	$ 18.0
Monthly amount of forward exchange contract with respect to cash flow hedge of anticipated transactions	$ 1.5